Income tax (Details Textual)	12 Months Ended
Dec. 31, 2017
Bottom of range [member]
Disclosure Of Income tax [Line Items]
Applicable tax rate	15.00%
Top of range [member]
Disclosure Of Income tax [Line Items]
Applicable tax rate	40.00%